Operating Lease Assets (Details) - Schedule of the company performed evaluations of its contracts and determined that each of its identified leases - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Assets:
Operating lease assets	$ 331	$ 400
Liabilities:
Current operating lease liabilities	109	86
Non-current operating lease liabilities	267	341
Total	$ 376	$ 427